STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net loss for the year	$ (193,182)	$ (168,208)	$ (187,052)
Non-cash items included in net loss
Depreciation	0	0	205
Accrued interest income	0	0	(1,816)
Reversal of accounts payable	0	0	(18,895)
Accrued interest expense	10,642
Changes in working capital related to operating activities
Receivables	0	6,518	(3,446)
Prepaid expenses	(433)	(693)	(175)
Trade and accrued payables	2,043	(29,413)	(60,489)
Net cash used in operating activities	(180,930)	(191,796)	(271,668)
FINANCING ACTIVITY
Issuance of shares pursuant to rights offering	0	0	846,750
Loan from PXP Energy Corporation	278,620	0	0
Transaction costs	0	0	(89,252)
Net cash provided by (used in) financing activity	278,620	0	757,498
INVESTING ACTIVITY
Loan to Forum Energy Limited	(198,620)	124,557	(347,141)
Net cash used in investing activity	(198,620)	124,557	(347,141)
Net increase (decrease) in cash	(100,930)	(67,239)	138,689
Cash - beginning of the year	113,998	181,237	42,548
Cash - end of the year	$ 13,068	$ 113,998	$ 181,237